Financial Statements Schedule 1 - Condensed Statements of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
OPERATING ACTIVITIES
Loss for the year	¥ (399,046)	$ (61,156)	¥ (104,870)	¥ (7,982)
Operating cash flows before movements in working capital	(273,117)	(41,856)	45,698	177,481
(Increase) decrease in prepayments	(29,726)	(4,556)	180,988	125,952
FINANCING ACTIVITIES
Advance from a shareholder	3,989	611	6,711	1,865
Repayment to a shareholder	(14,546)	(2,229)	(6,065)	(696)
NET CASH (USED IN) FROM FINANCING ACTIVITIES	(34,939)	(5,355)	61,323	(108,308)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(292,183)	(44,778)	(25,860)	183,621
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	360,000
EFFECT OF CHANGE IN FOREIGN CURRENCY RATE	1,633	250	(550)	(1,983)
CASH AND CASH EQUIVALENTS AT END OF THE YEAR - representing bank balances	360,000	$ 55,173	360,000
Parent [member]
OPERATING ACTIVITIES
Loss for the year	(5,456)		(10,912)	(10,392)
Exchange loss (gain)	(2,713)		796	1,836
Operating cash flows before movements in working capital	(8,169)		(10,116)	(8,556)
(Increase) decrease in prepayments	0		16	(1)
Increase (decrease) in other payables	(877)		382	280
NET CASH USED IN OPERATING ACTIVITIES	(9,046)		(9,718)	(8,277)
FINANCING ACTIVITIES
Advance from a subsidiary	24,560		19,945	9,497
Repayment to subsidiary	(4,957)		(10,873)	(2,389)
Advance from a shareholder	3,989		6,711	1,865
Repayment to a shareholder	(14,546)		(6,065)	(696)
NET CASH (USED IN) FROM FINANCING ACTIVITIES	9,046		9,718	8,277
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	0		0
EFFECT OF CHANGE IN FOREIGN CURRENCY RATE	0
CASH AND CASH EQUIVALENTS AT END OF THE YEAR - representing bank balances	¥ 0		¥ 0	¥ 0